UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ampere Capital Management LP

Address:  75 Rockefeller Plaza, 27th Floor
          New York, New York 10019

13F File Number: 28-11798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alix Ford
Title:    Chief Administrative Officer
Phone:    (646) 825-4425

Signature, Place and Date of Signing:


/s/   Alix Ford               New York, New York             August 14, 2007
----------------------       -------------------            ------------------
      [signature]               [city, state]                      [date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:       $38,698
                                            (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                    Ampere Capital Management LP
                                                            June 30, 2007
          COLUMN 1                COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN7       COULMN 8
                                                              VALUE     SHRS OR SH/ PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x $1000)   PRN AMT PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED NONE
AU OPTRONICS CORP              SPONSORED ADR    002255107      1336      77652  SH            SOLE        NONE     77652
BOOKHAM INC                    COM              09856E105       870     386560  SH            SOLE        NONE    386560
BROADCOM CORP                  CL A             111320107      1026      35062  SH            SOLE        NONE     35062
CARMIKE CINEMAS INC            COM              143436400       911      41467  SH            SOLE        NONE     41467
CHIPMOS TECH BERMUDA LTD       SHS              G2110R106      1594     221679  SH            SOLE        NONE    221679
CISCO SYS INC                  COM              17275R102       642      23036  SH            SOLE        NONE     23036
CORNING INC                    COM              219350105      1523      59616  SH            SOLE        NONE     59616
CVS CAREMARK CORPORATION       COM              126650100      1221      33507  SH            SOLE        NONE     33507
DISCOVERY HOLDING CO           CL A COM         25468Y107      1364      59339  SH            SOLE        NONE     59339
FINISAR                        COM              31787A101       565     149411  SH            SOLE        NONE    149411
GLOBAL CROSSING LTD            SHS NEW          G3921A175      1488      78802  SH            SOLE        NONE     78802
IAC INTERACTIVECORP            COM NEW          44919P300      1160      33507  SH            SOLE        NONE     33507
JAZZ TECHNOLOGIES INC          COM              47214E102       513     169845  SH            SOLE        NONE    169845
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      1797     307114  SH            SOLE        NONE    307114
LIBERTY GLOBAL INC             COM SER A        530555101      2096      51061  SH            SOLE        NONE     51061
NDS GROUP PLC                  SPONSORED ADR    628891103      1033      21997  SH            SOLE        NONE     21997
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206      2855     118200  SH  CALL      SOLE        NONE    118200
NEXCEN BRANDS INC              COM              653351106      1076      96628  SH            SOLE        NONE     96628
ON SEMICONDUCTOR CORP          COM              682189105      2323     216706  SH            SOLE        NONE    216706
QUALCOMM INC                   COM              747525103      2660      61300  SH  CALL      SOLE        NONE     61300
SIRENZA MICRODEVICES INC       COM              82966T106      2486     209443  SH            SOLE        NONE    209443
SONY CORP                      ADR NEW          835699307      1236      24062  SH            SOLE        NONE     24062
SPRINT NEXTEL CORP             COM FON          852061100       997      48156  SH            SOLE        NONE     48156
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109       795      39791  SH            SOLE        NONE     39791
XINHUA FIN MEDIA LTD           SPONSORED ADR    983982109       663      80093  SH            SOLE        NONE     80093
XM SATELLITE RADIO HLDGS INC   CL A             983759101      1417     120400  SH  CALL      SOLE        NONE    120400
XM SATELLITE RADIO HLDGS INC   CL A             983759101       799      67900  SH  CALL      SOLE        NONE     67900
YAHOO INC                      COM              984332106      2252      83009  SH  CALL      SOLE        NONE     83009

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